Equity (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following tables detail the movement in the Company’s outstanding shares of common stock:

	Nine Months Ended September 30, 2021
	Class T Shares	Class S Shares	Class D Shares	Class I Shares	Class E Shares	Class N Shares	Total
Balance at December 31, 2020	—	—	—	—	—	3,608,830	3,608,830
Issuance of common stock	—	—	—	—	—	2,636,645	2,636,645
Distribution reinvestment	—	—	—	—	—	32	32

Balance at March 31, 2021	—	—	—	—	—	6,245,507	6,245,507

Issuance of common stock	91	91	91	—	—	1,154	1,427
Exchange of common stock (1)	—	—	—	—	156,066	(156,066)	—
Distribution reinvestment (2)	—	—	—	492	—	—	492

Balance at June 30, 2021	91	91	91	492	156,066	6,090,595	6,247,426

Issuance of common stock	—	—	—	—	801,593	2,290,960	3,092,553
Common stock repurchased (3)	—	—	—	—	—	(785,025)	(785,025)
Distribution reinvestment (2)	—	—	—	7	1,172	—	1,179

Balance at September 30, 2021	91	91	91	499	958,831	7,596,530	8,556,133

	Nine Months Ended September 30, 2020
	Class T Shares	Class S Shares	Class D Shares	Class I Shares	Class E Shares	Class N Shares	Total
Balance at December 31, 2019	—	—	—	—	—	8,000	8,000

Balance at March 31, 2020	—	—	—	—	—	8,000	8,000

Balance at June 30, 2020	—	—	—	—	—	8,000	8,000

Issuance of common stock	—	—	—	—	—	1,979,054	1,979,054

Balance at September 30, 2020	—	—	—	—	—	1,987,054	1,987,054

(1)
On May 14, 2021, we exchanged 156,066 Class N shares of our common stock held by our directors and employees of the Adviser and its affiliates, for no additional consideration, on a one-for-one
basis into Class E shares of our common stock.

(2)
During the nine months ended September 30, 2021, certain of our directors and employees of the Adviser and its affiliates who held Class E shares elected distribution reinvestment which were granted in Class I shares.

(3)	In accordance with MassMutual’s Subscription Agreement, on August 5, 2021, we repurchased 785,025 of MassMutual Shares for $22.0 million.

Schedule of Aggregate Distributions Declared
The following tables detail the aggregate distributions declared per share for each applicable class of stock for the three and nine months ended September 30, 2021:

	Three Months Ended September 30, 2021
	Series A Preferred Stock	Class T Common Stock	Class S Common Stock	Class D Common Stock	Class I Common Stock	Class E Common Stock	Class N Common Stock
Aggregate distributions declared per share	$—	$0.4076	$0.4076	$0.4076	$0.4076	$0.4076	$0.4076
Stockholder servicing fee per share (1)	—	(0.0602)	(0.0602)	(0.0178)	—	—	—

Net distributions declared per share	$—	$0.3474	$0.3474	$0.3898	$0.4076	$0.4076	$0.4076

	Nine Months Ended September 30, 2021
	Series A Preferred Stock	Class T Common Stock	Class S Common Stock	Class D Common Stock	Class I Common Stock	Class E Common Stock	Class N Common Stock
Aggregate distributions declared per share	$31.2500	$0.5396	$0.5396	$0.5396	$0.6698	$0.6698	$1.2598
Stockholder servicing fee per share (1)	—	(0.0797)	(0.0797)	(0.0235)	—	—	—

Net distributions declared per share	$31.2500	$0.4599	$0.4599	$0.5161	$0.6698	$0.6698	$1.2598

(1)	See Note 12 — “ Related Party Transactions” for a discussion of our stockholder servicing fee.